CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 2,822,932	$ 7,743,107
Restricted cash	2,250,000	2,250,000
Other receivables	43,349	17,276
Prepaid expenses and other current assets	399,032	582,278
Total Current Assets	5,515,313	10,592,661
NON - CURRENT ASSETS:
Property and equipment, net	6,050,616	6,450,640
Mineral rights	16,786,912	16,786,912
Reclamation bond deposit	25,000	25,000
Deposits		3,884
Total Non - Current Assets	22,862,528	23,266,436
Total Assets	28,377,841	33,859,097
CURRENT LIABILITIES:
Accounts payable and accrued expenses	751,454	624,753
Note payable - current portion	23,532	23,036
Total Current Liabilities	774,986	647,789
LONG-TERM LIABILITIES:
Note payable - long term portion	29,757	36,474
Total Liabilities	804,743	684,263
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 280,904,023 and 275,917,023 shares issued and 280,284,495 and 275,790,008 outstanding as of June 30, 2014 and December 31, 2013 , respectively)	28,091	27,592
Additional paid-in capital	134,733,556	133,201,209
Treasury stock, at cost, (619,528 and 127,015 shares as of June 30, 2014 and December 31, 2013, respectively )	(225,876)	(44,455)
Accumulated deficit	(106,962,674)	(100,009,513)
Total Stockholders' Equity	27,573,098	33,174,834
Total Liabilities and Stockholders' Equity	28,377,841	33,859,097
Convertible Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized
Convertible Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized
Convertible Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized
Convertible Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized
Convertible Series E Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized	$ 1	$ 1